Revenue from services	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Revenue from services
21	Revenue from services

	2021	2020	2019
Revenue from management fees	144,654	112,870	104,872
Revenue from incentive fees	4,915	3,450	18,079
Revenue from performance fees (a)	89,295	—	4,866

Fund fees	238,864	116,320	127,817

Revenue from advisory and other ancillary fees	731	2,491	978

Total gross revenue from services	239,595	118,811	128,795

Taxes on revenue - management fees	(3,587)	(3,051)	(2,589)
Taxes on revenue - incentive fees	(231)	(388)	(2,040)
Taxes on revenue - performance fees	(170)	—	(542)
Taxes on revenue - advisory and other ancillary fees	(92)	(355)	(139)
Taxes on revenue	(4,080)	(3,794)	(5,580)

Revenue from services	235,515	115,017	123,215

The following is the breakdown of revenue by region (b):
Brazil	25,725	28,452	35,886
British Virgin Islands	2,311	—	—
Cayman Islands	200,695	86,565	87,329
Chile	5,215	—	—
United States of America	1,569	—	—

Net revenue from services	235,515	115,017	123,215

(a)
Performance fees are primarily generated when the return of the investment funds surpass the performance hurdle set out in the related charters. Since the investment funds’ performance are susceptible to market volatility and to factors out of the Group’s control, the related fees fall under the variable consideration defined in IFRS 15. According to the referred standard, the Group recognizes these fees at a point in time when the related uncertainties are resolved, the likelihood of a claw-back or reversal is improbable and the likely amount of the transaction prices can be estimated without significant chance of reversal, indicating high probability of economic benefits and cash inflow to the Group. An amount of US$ 87.8 million is included under performance fees from PBPE Fund III (Ontario), L.P. determined in accordance with above.

(b)
Disclosure of revenue by geographic location is based on the registered domicile of the manager receiving fees. The investment funds managed by the Group attract and retain many global investors that represent the Group’s portfolio of clients. None of the Group’s individual clients represents more than 10
% of the total revenues for the presented years.